Net Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expenses [Line Items]
Interest on debt	$ 163	$ 158	$ 161
Interest on exchangeable securities	29	29	20
Interest on exchangeable preferred shares	28	5	0
Interest income	(11)	(10)	(13)
Capitalized interest	(14)	(8)	(6)
Interest expense on lease liabilities	7	8	4
Credit facility fees, bank charges and other interest	18	18	15
Tax shield on tax equity financing	(9)	1	(35)
Interest on Line Loss Rule Proceeding	0	5	0
Other	2	2	10
Accretion of provisions	32	30	23
Net interest expense	245	238	179
IFRS 15
Analysis of income and expenses [Line Items]
Net interest expense	$ 0	$ 0	$ (5)